PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of employee benefits [Abstract]
Schedule of Sensitivity Analysis and Actuarial Assumptions

	At June 30, 2021	At December 31, 2020
	Discount rate	Discount rate
Switzerland	0.20%	0.00%
U.S.	—	—
Hourly pension	2.75% - 2.95%	2.45% - 2.65%
Salaried pension	2.85%	2.55%
OPEB	2.85% - 3.15%	2.50% - 2.80%
Other benefits	2.50% - 2.90%	2.20% - 2.55%
France	—	—
Retirements	0.90%	0.50%
Other benefits	0.75%	0.40%
Germany	0.95%	0.55%

Schedule of Amounts Recognized in the Consolidated Statement of Financial Position

	At June 30, 2021			At December 31, 2020
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	741	—	741	772	—	772
Fair value of plan assets	(504)	—	(504)	(458)	—	(458)
Deficit of funded plans	237	—	237	314	—	314
Present value of unfunded obligation	131	213	344	134	216	350
Net liability arising from defined benefit obligation	368	213	581	448	216	664

Disclosure Of Defined Benefit Plans Expense Recognised In Income Statement Explanatory

	Three months ended June 30,
	2021			2020
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(6)	(2)	(8)	(5)	(1)	(6)
Past service cost	—	(2)	(2)	—	(2)	(2)
Net interest	(1)	(1)	(2)	(2)	(1)	(3)
Immediate recognition of gains arising over the year	—	—	—	—	(1)	(1)
Administration expenses	—	—	—	(1)	—	(1)
Total	(7)	(5)	(12)	(8)	(5)	(13)

	Six months ended June 30,
	2021			2020
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(11)	(4)	(15)	(11)	(3)	(14)
Past service cost	—	(2)	(2)	—	(2)	(2)
Net interest	(2)	(2)	(4)	(3)	(3)	(6)
Immediate recognition of gains arising over the year	—	1	1	—	—	—
Administration expenses	(1)	—	(1)	(1)	—	(1)
Total	(14)	(7)	(21)	(15)	(8)	(23)

Schedule of Movement in Net Defined Benefit Obligations

	At June 30, 2021
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2021	906	216	1,122	(458)	664
Included in the Interim Income Statement
Current service cost	11	4	15	—	15
Interest cost / (income)	5	2	7	(3)	4
Past service cost	—	2	2	—	2
Immediate recognition of gains arising over the year	—	(1)	(1)	—	(1)
Administration expenses	—	—	—	1	1
Included in the Interim Statement of Comprehensive Income / (loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(43)	(43)
—changes in financial assumptions	(39)	(9)	(48)	—	(48)
—changes in demographic assumptions	—	—	—	—	—
—experience losses	(1)	1	—	—	—
Effects of changes in foreign exchange rates	5	6	11	(3)	8
Included in the Interim Statement of Cash Flows
Benefits paid	(17)	(9)	(26)	15	(11)
Contributions by the Group	—	—	—	(10)	(10)
Contributions by the plan participants	2	1	3	(3)	—
At June 30, 2021	872	213	1,085	(504)	581

Schedule of Net Defined Benefit Obligations by Country

	At June 30, 2021			At December 31, 2020
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	163	(5)	158	168	(5)	163
Germany	134	(2)	132	143	(1)	142
Switzerland	295	(248)	47	310	(223)	87
United States	492	(249)	243	500	(229)	271
Other countries	1	—	1	1	—	1
Total	1,085	(504)	581	1,122	(458)	664